SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of unaudited financial information of the consolidated VIEs before eliminating the intercompany balances and transactions between the consolidated VIEs and other entities within the Company

	As of
	December 31, 2023	September 30, 2024
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	923,692	887,756
Restricted cash	434,421	336,835
Accounts receivable	1,412,456	1,643,749
Prepaid expenses and other current assets	2,081,948	2,338,063
Amounts due from related parties	58,823	59,167
Total current assets	4,911,340	5,265,570
Non-current assets:
Property and equipment, net	7,398,768	7,335,083
Intangible assets, net	453,606	448,077
Land use rights, net	56,971	55,796
Operating lease right-of-use assets, net	3,948,272	4,361,070
Restricted cash	382	382
Deferred tax assets, net	208,266	257,352
Other non-current assets	148,383	186,563
Long-term investments, net	168,377	160,101
Total non-current assets	12,383,025	12,804,424
Total assets	17,294,365	18,069,994
Current liabilities:
Short-term bank borrowings	30,000	552,270
Accounts and notes payable	493,837	603,469
Accrued expenses and other payables	1,616,423	1,116,332
Advances from customers	1,605,247	1,752,935
Deferred revenue	83,546	81,087
Income taxes payable	13,531	14,038
Amounts due to inter-companies, net *	4,736,035	3,618,592
Amounts due to related parties	356,080	354,902
Current portion of finance lease liabilities	97,388	86,861
Current portion of long-term borrowings	544,803	977,069
Current portion of deferred government grants	8,062	8,538
Current portion of operating lease liabilities	754,935	858,491
Total current liabilities	10,339,887	10,024,584
Non-current liabilities:
Amounts due to inter-companies, net*	1,020,972	1,020,972
Long-term borrowings	2,464,811	3,075,078
Non-current portion of finance lease liabilities	720,954	748,256
Unrecognized tax benefits	98,082	98,082
Deferred tax liabilities	139,174	124,516
Deferred government grants	11,862	35,771
Non-current portion of operating lease liabilities	3,230,506	3,550,870
Total non-current liabilities	7,686,361	8,653,545
Total liabilities	18,026,248	18,678,129

	For the nine months ended September 30,
	2023	2024
	RMB	RMB
Net revenues	4,797,734	5,346,385
Net income	42,318	142,932

	For the nine months ended September 30,
	2023	2024
	RMB	RMB
Net cash generated from operating activities	1,022,231	1,380,727
Net cash used in investing activities	(1,053,087)	(1,003,813)
Net cash used in financing activities	(181,814)	(510,436)
Net decrease in cash and cash equivalents and restricted cash	(212,670)	(133,522)
*

Amounts due to inter-companies consist of intercompany payables to the other companies within the Company for the purchase of telecommunication resources and property and equipment on behalf of the consolidated VIEs.